March 11, 2011

Deborah O’Neal-Johnson, Esquire
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:          T. Rowe Price International Funds, Inc.(“Registrant”)
                T. Rowe Price Emerging Markets Local Currency Fund
                                T. Rowe Price Emerging Markets Local Currency Fund–Advisor Class
                File Nos.: 002-65539/811-2958

Dear Ms. O’Neal-Johnson:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 115 (the “Amendment”) to the Registration Statement on Form N-1A. The Amendment reflects the addition of a new series called the T. Rowe Price Emerging Markets Local Currency Fund and a new class of that series called the T. Rowe Price Emerging Markets Local Currency Fund–Advisor Class.

The filing contains two prospectuses. The first prospectus is for the T. Rowe Price Emerging Markets Local Currency Fund. Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price retail mutual funds.

The second prospectus is for the T. Rowe Price Emerging Markets Local Currency Fund–Advisor Class. Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price advisor class funds.

We have not yet obtained NASDAQ ticker symbols, however, once they are received, they will be added to the front cover of each prospectus.

The Statement of Additional Information (the “SAI”) is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the new fund and class. All of these changes have been blacklined.

We are seeking an effective date of May 25, 2011.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole